Earnings per share (Details Textual) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 INR (₨) shares	Mar. 31, 2025 INR (₨) shares	Mar. 31, 2024 INR (₨) shares	Mar. 31, 2023
Disclosure of Earnings per share [Abstract]
Profit / (Loss) for the year	$ (15)	₨ (1,366)	₨ (785)	₨ 169
Weighted average number of ordinary shares outstanding	434,455,365	434,455,365	373,167,257	183,033,950
Number of outstanding share option	472,728	472,728	1,341,682	6,329,187	6,972,978